CONSOLIDATED CONDENSED INTERIM STATEMENT OF CHANGES IN SHAREHOLDER´S EQUITY - ARS ($) $ in Thousands	Total	Capital Stock	Paid in capital	Equity Adjustments	Accumulated Profit from Financial Instruments at Fair Value through OCI	Others	Legal Reserve	Others Reserves	Retained Earnings	Total Shareholders´ Equity Attributable to parent company´s owners	Total Shareholders´ Equity to Non- controlling Interest
Equity, Beginning balance at Dec. 31, 2022	$ 3,821,736,523	$ 1,474,692	$ 17,281,187	$ 1,463,420,048	$ 499,151	$ 1,178,255	$ 43,356,753	$ 3,086,766,238	$ (792,239,921)	$ 3,821,736,403	$ 120
Reserves creation	0						16,151,754	255,316,236	(271,467,990)
Distribution of Profits
Cash Dividends	(438,320,343)							(386,753,251)	(51,567,092)	(438,320,343)	0
Total Comprehensive Income for the Period
Net Income for The Period	499,339,552								499,339,419	499,339,419	133
Other Comprehensive Income for the Period	981,950				179,684	802,266				981,950
Equity, Ending balance at Sep. 30, 2023	3,883,737,682	1,474,692	17,281,187	1,463,420,048	678,835	1,980,521	59,508,507	2,955,329,223	(615,935,584)	3,883,737,429	253
Equity, Beginning balance at Dec. 31, 2023	4,066,379,451	1,474,692	17,281,187	1,463,420,048	1,852,821	2,934,315	59,508,506	2,955,329,234	(435,600,215)	4,066,200,588	178,863
Equity, Beginning balance at Dec. 31, 2023	4,066,379,451	1,474,692	17,281,187	1,463,420,048	1,852,821	2,934,315	59,508,506	2,955,329,234	(435,600,215)	4,066,200,588	178,863
Reserves creation	0						33,890,181	557,496,105	(591,386,286)
Distribution of Profits
Cash Dividends	(600,448,858)							(514,031,401)	(86,417,341)	(600,448,742)	(116)
Total Comprehensive Income for the Period
Net Income for The Period	956,161,583								956,270,098	956,270,098	(108,515)
Other Comprehensive Income for the Period	17,185,283				16,652,198	533,085				17,185,283
Equity, Ending balance at Sep. 30, 2024	4,439,277,459	1,474,692	17,281,187	1,463,420,048	18,505,019	3,467,400	93,398,687	2,998,793,938	(157,133,744)	4,439,207,227	70,232
Total Comprehensive Income for the Period
Net Income for The Period	167,940,407
Other Comprehensive Income for the Period	17,117,098
Equity, Ending balance at Sep. 30, 2024	$ 4,439,277,459	$ 1,474,692	$ 17,281,187	$ 1,463,420,048	$ 18,505,019	$ 3,467,400	$ 93,398,687	$ 2,998,793,938	$ (157,133,744)	$ 4,439,207,227	$ 70,232